Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Income Taxes [Abstract]
Profit before income taxes		$ 152,169	$ 867,030
Hong Kong Profits Tax rate		8.25%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ 12,554	$ 143,060
Reconciling items:
Tax effect of income that is not taxable	[1]	(1,769)	(252)
Tax effect of expense that is not deductible	[2]	61	1,636
Effect of two-tier tax rate		(5,457)	(21,154)
Statutory tax deduction	[3]
Income tax expense		$ 5,389	$ 123,290

[1]	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.
[2]	Expense that is not deductible mainly consisted of donations made to the organization which is not tax-exempt charities under section 88 of Hong Kong income tax law.
[3]	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HK$1,500 for each business.